Fair Value Measurements (Schedule of the Change in the Fair Value of Level 3 Financial Liabilities) (Details) (Convertible Preferred Stock Warrant Liability [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of convertible preferred stock warrant liability, beginning of year	$ 398	$ 265
Change in fair value recorded in Other expense, net	391	133
Convertible preferred stock warrants reclassified to additional paid-in capital (see Note 11)	(789)	0
Fair value of convertible preferred stock warrant liability, end of year	$ 0	$ 398